Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of	As of
	June 30,	December 31,
	2026	2025
Interest on convertible promissory notes	$915,065	$32,763
Payroll and payroll tax	313,872	264,393
Unbilled receipts of inventory	78,295	174,560
Other trade payables	98,301	139,315
Income and other taxes payable	68,179	42,115
Other	53,756	51,401
Total accrued expenses and other current liabilities	$1,527,468	$704,547

	2025	2024
Payroll and payroll tax	$264,393	$552,385
Unbilled receipts of inventory	174,560	118,923
Other trade payables	139,315	633,722
Interest on convertible promissory notes	32,763	106,612
Income and other taxes payable	42,115	40,986
Other	51,401	63,759
Total accrued expenses and other current liabilities	$704,547	$1,516,387